Investment Strategy - American Century California Tax-Free and Municipal Funds	Jan. 01, 2026
California High-Yield Municipal Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The fund invests in California municipal and other debt securities with an emphasis on high-yield securities. A high-yield security is one that has been rated below investment-grade, or determined by the investment advisor to be of similar quality. Under normal market conditions, the portfolio managers invest at least 80% of the fund’s net assets in municipal securities with income payments exempt from federal and California income taxes. Cities, counties and other municipalities in California and U.S. territories usually issue these securities for public projects, such as schools, roads, and water and sewer systems. Some of these investments are not necessarily exempt from the federal alternative minimum tax.
The portfolio managers seek to invest in securities that will result in a high yield for the fund. To accomplish this, the portfolio managers buy securities that are rated below investment-grade, including so-called junk bonds and bonds that are in technical or monetary default. Issuers of these securities often have short financial histories or have questionable credit or have had and may continue to have problems making interest and principal payments.
The portfolio managers also may buy unrated securities if they determine such securities meet the investment objectives of the fund.
Although the fund invests primarily for income, it also employs techniques designed to realize capital appreciation. For example, the portfolio managers may select bonds with maturities and coupon rates that position the fund for potential capital appreciation for a variety of reasons, including their view on the direction of future interest-rate movements and the potential for a credit upgrade.
When determining whether to sell a security, the portfolio managers consider, among other things, current and anticipated changes in interest rates, the credit quality of a particular issuer, comparable alternatives, general market conditions and any other factor deemed relevant by the portfolio managers.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the portfolio managers invest at least 80% of the fund’s net assets in municipal securities with income payments exempt from federal and California income taxes.
California Intermediate-Term Tax-Free Bond Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The portfolio managers primarily buy investment-grade debt securities and, under normal market conditions, will invest at least 80% of the fund’s net assets in debt securities that have interest payments exempt from federal and California income taxes. Cities, counties and other municipalities in California and U.S. territories, such as Puerto Rico, issue these securities.
The fund’s weighted average maturity will be not less than three years nor more than ten years. However, there is no maturity limit on individual securities.
Although the fund invests primarily in investment-grade securities, up to 20% of the value of the fund’s net assets may be invested in below investment-grade securities, also known as junk bonds. The fund also may invest in securities which, while not rated, are determined by the portfolio managers to be of comparable credit quality to those rated below investment-grade.
When determining whether to sell a security, portfolio managers consider, among other things, current and anticipated changes in interest rates, the credit quality of a particular issuer, comparable alternatives, general market conditions and any other factor deemed relevant by the portfolio managers.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The portfolio managers primarily buy investment-grade debt securities and, under normal market conditions, will invest at least 80% of the fund’s net assets in debt securities that have interest payments exempt from federal and California income taxes.
California Tax-free Money Market Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The fund is a retail money market fund that invests in municipal money market securities. The securities purchased by the fund are subject to the maturity, quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended. Although the fund seeks to maintain a $1.00 share price, there is no guarantee it will be able to do so. Under normal market conditions, the fund invests in cash-equivalent, high-quality debt securities, at least 80% of which have interest payments exempt from federal and California income taxes. Cities, counties, other municipalities in California and U.S. territories may issue the securities. A high-quality debt security is one an independent rating agency rates in its top two credit quality categories or that the advisor determines to be of comparable credit quality.
Some of the securities in which the fund invests are guaranteed by certain U.S. government agencies or instrumentalities such as the Federal Home Loan Bank (FHLB), the Federal National Mortgage Association (Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac). Such securities are not guaranteed by the U.S. Treasury or supported by the full faith and credit of the U.S. government. However, these agencies are authorized to borrow from the U.S. Treasury to meet their obligations.
When determining whether to buy or sell a security, portfolio managers may consider, among other things, current and anticipated changes in interest rates, issuer credit quality, comparable alternatives, diversification limits, general market conditions and any other factor deemed relevant by the portfolio managers.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the fund invests in cash-equivalent, high-quality debt securities, at least 80% of which have interest payments exempt from federal and California income taxes.